Common Stock And Capital Surplus (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Capital Stock [Member]	Dec. 21, 2009 Capital Stock [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 25, 2009 Capital Stock [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Mar. 31, 2012 Common Stock [Member] Maximum [Member]	Mar. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 21, 2009 Common Stock [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 22, 2009 Common Stock [Member] Common Stock Sold Through A Secondary Offering By Way Of Over-Allotment [Member]	Dec. 25, 2009 Common Stock [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Dec. 21, 2009 Capital Surplus (Note 16) [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 25, 2009 Capital Surplus (Note 16) [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Mar. 31, 2012 Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member]
Class of Stock [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to:							50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						10.00%	5.00%
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991			¥ 1,910,106										¥ (1,910,106)
Number of stock issued	14,154,534,220	14,150,894,620						2,337,000,000		163,000,000
Offered price per share issued								¥ 412.53
Issue price per share issued								¥ 428.00		¥ 412.53
Selling price per share issued								¥ 428.00
Value issued				482,041	33,621			964,082		67,242	482,041	33,621
Value sold									¥ 69,764
Number of stock sold									163,000,000
Selling price per share sold									¥ 428.00